UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03090

MFS SERIES TRUST VII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Asia Pacific ex-Japan Fund

SEMIANNUAL REPORT

January 31, 2012

AJX-SEM

MFS® ASIA PACIFIC EX-JAPAN FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis. Over the past year, we have seen a devastating earthquake and tsunami that have led to disruptions in the Japanese markets and supply chains. Protests have changed the face of the Middle East and left in their wake lingering tensions and questions about oil supplies. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses as consumers and businesses struggle with what appears to be a slowing global economy. And now, as the US economy begins to regain its footing, we see the economies of the eurozone heading toward recession as the region’s leaders continue to address sovereign debt crises.

When markets become volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our analysts and portfolio managers keep risks firmly in mind when evaluating securities. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

March 19, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
Samsung Electronics Co. Ltd.	4.3%
Westpac Banking Corp.	3.7%
China Unicom (Hong Kong) Ltd.	3.5%
Rio Tinto PLC	3.4%
Sands China Ltd.	3.3%
Spark Infrastructure Group, IEU	2.9%
AIA Group Ltd.	2.7%
China Construction Bank	2.6%
National Australia Bank Ltd.	2.6%
Equity sectors (a)
Financial Services	31.1%
Basic Materials	15.9%
Technology	12.8%
Utilities & Communications	8.4%
Energy	7.4%
Special Products & Services	3.8%
Leisure	3.8%
Retailing	3.8%
Industrial Goods & Services	3.8%
Consumer Staples	2.5%
Autos & Housing	2.1%
Health Care	0.9%

Issuer country weightings (x)
Australia	22.4%
China	18.7%
Hong Kong	14.9%
South Korea	8.9%
Taiwan	8.6%
India	8.5%
United States	4.9%
United Kingdom	3.4%
Singapore	2.9%
Other Countries	6.8%

2

Portfolio Composition – continued

Currency exposure weightings (y)
Hong Kong Dollar	32.9%
Australian Dollar	22.4%
United States Dollar	13.4%
South Korean Won	8.9%
Taiwan Dollar	8.6%
British Pound Sterling	3.4%
Singapore Dollar	2.9%
Indonesian Rupiah	2.8%
Thailand Baht	2.2%
Other Currencies	2.5%

(a)	The sectors depicted are economic aggregates made up of several underlying industry categories. The fund may invest between 25% and 35% of its total assets in any industry that represents 20% or more of the Asia Pacific market excluding Japan as a whole, as measured by an index determined by the adviser to be an appropriate measure of the Asia Pacific market excluding Japan. As of January 31, 2012, the fund did not have more than 25% of its total assets invested in any one industry.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 1/31/12.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

August 1, 2011 through January 31, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2011 through January 31, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/11	Ending Account Value 1/31/12	Expenses Paid During Period (p) 8/01/11-1/31/12
A	Actual	1.70%	$1,000.00	$920.43	$8.21
	Hypothetical (h)	1.70%	$1,000.00	$1,016.59	$8.62
B	Actual	2.45%	$1,000.00	$916.65	$11.80
	Hypothetical (h)	2.45%	$1,000.00	$1,012.82	$12.40
C	Actual	2.45%	$1,000.00	$917.31	$11.81
	Hypothetical (h)	2.45%	$1,000.00	$1,012.82	$12.40
I	Actual	1.45%	$1,000.00	$921.54	$7.00
	Hypothetical (h)	1.45%	$1,000.00	$1,017.85	$7.35

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

1/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 88.6%
Issuer	Shares/Par	Value ($)

Apparel Manufacturers - 2.4%
Li & Fung Ltd.	16,000	$34,985
Samsonite International S.A. (a)	7,800	12,351
Stella International Holdings Ltd.	5,500	12,624

		$59,960
Automotive - 2.1%
Guangzhou Automobile Group Co. Ltd., “H”	16,000	$17,351
Kia Motors Corp.	280	16,825
Mando Corp.	120	19,442

		$53,618
Brokerage & Asset Managers - 1.4%
Computershare Ltd.	3,532	$28,686
Hong Kong Exchanges & Clearing Ltd.	400	6,942

		$35,628
Business Services - 1.3%
Cognizant Technology Solutions Corp., “A” (a)	460	$33,005

Chemicals - 1.3%
Nufarm Ltd. (a)	6,679	$32,334

Computer Software - Systems - 2.9%
Asustek Computer, Inc.	4,660	$36,855
Hon Hai Precision Industry Co. Ltd.	11,800	38,007

		$74,862
Conglomerates - 2.5%
Hutchison Whampoa Ltd.	5,000	$47,548
Wesfarmers Ltd.	535	17,210

		$64,758
Consumer Products - 1.2%
Hengan International Group Co. Ltd.	3,500	$31,298

Containers - 0.8%
Brambles Ltd.	2,565	$19,797

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - 9.3%
Samsung Electronics Co. Ltd.	111	$109,384
Taiwan Semiconductor Manufacturing Co. Ltd.	48,000	127,351

		$236,735
Energy - Independent - 2.9%
China Shenhua Energy Co. Ltd.	3,000	$13,191
CNOOC Ltd.	17,000	34,941
Oil Search Ltd.	3,500	24,524

		$72,656
Energy - Integrated - 1.1%
China Petroleum & Chemical Corp.	24,000	$29,152

Engineering - Construction - 2.3%
Hyundai Development Co. Ltd. (a)	600	$12,124
Keppel Corp. Ltd.	5,300	45,717

		$57,841
Food & Beverages - 0.8%
Want Want China Holdings Ltd.	22,000	$20,396

Food & Drug Stores - 1.4%
CP All PLC	8,900	$16,836
Dairy Farm International Holdings Ltd.	1,800	17,658

		$34,494
Gaming & Lodging - 3.3%
Sands China Ltd. (a)	24,800	$83,943

Insurance - 5.3%
AIA Group Ltd.	20,200	$67,461
China Pacific Insurance (Group) Co. Ltd.	8,600	28,610
QBE Insurance Group Ltd.	3,132	38,106

		$134,177
Machinery & Tools - 1.3%
Sinotruk (Hong Kong) Ltd.	23,000	$12,990
T.K. Corp. (a)	885	19,538

		$32,528
Major Banks - 9.1%
BOC Hong Kong Holdings Ltd.	6,500	$17,182
Industrial & Commercial Bank Of China Ltd.	77,000	53,913

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - continued
National Australia Bank Ltd.	2,581	$65,352
Westpac Banking Corp.	4,190	94,082

		$230,529
Medical Equipment - 0.9%
Fisher & Paykel Healthcare Corp. Ltd.	13,591	$23,902

Metals & Mining - 8.0%
BHP Billiton Ltd.	979	$38,955
Iluka Resources Ltd.	2,979	57,940
Maanshan Iron & Steel Co. Ltd.	62,000	21,425
Rio Tinto PLC	1,430	85,742

		$204,062
Network & Telecom - 0.6%
HTC Corp.	1,000	$16,409

Other Banks & Diversified Financials - 8.2%
China Construction Bank (a)	82,500	$66,061
CIMB Group Holdings Berhad	8,900	20,217
ICICI Bank Ltd., ADR	560	20,278
PT Bank Negara Indonesia Tbk	32,697	13,184
PT Bank Rakyat Indonesia (Persero) Tbk	37,000	28,192
Shinhan Financial Group Co. Ltd. (a)	660	26,292
Siam Commercial Bank Public Co. Ltd.	5,500	21,520
United Overseas Bank Ltd.	1,000	13,785

		$209,529
Precious Metals & Minerals - 2.1%
Newcrest Mining Ltd.	1,508	$53,985

Real Estate - 5.6%
BWP Trust, REIT	13,307	$24,652
CapitaMall Trust, REIT	10,000	13,595
China Overseas Land & Investment Ltd.	14,000	26,103
Hang Lung Properties Ltd.	11,000	37,800
Sun Hung Kai Properties Ltd.	3,000	41,546

		$143,696
Restaurants - 0.5%
Ajisen (China) Holdings Ltd.	10,000	$11,515

8

Portfolio of Investments (unaudited) – continued

Issuer		Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - 1.6%
LG Chem Ltd.		70	$23,305
PTT Global Chemical PLC (a)		8,538	18,360

			$41,665
Telecommunications - Wireless - 0.1%
PT Indosat Tbk		5,000	$3,031

Telephone Services - 4.6%
China Unicom (Hong Kong) Ltd.		48,000	$88,383
PT XL Axiata Tbk		55,500	27,627

			$116,010
Utilities - Electric Power - 3.7%
China Resources Power Holdings Co. Ltd.		10,000	$19,522
Spark Infrastructure Group, IEU (n)		51,836	73,467

			$92,989
Total Common Stocks (Identified Cost, $2,070,396)			$2,254,504

	First Exercise
Warrants - 7.7%
Energy - Independent - 3.4%
Merrill Lynch (Oil & Natural Gas Corp. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	5/23/11	6,087	$33,984
Merrill Lynch (Reliance Holdings USA - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	9/22/16	3,115	51,477

			$85,461
Machinery & Tools - 0.2%
Merrill Lynch (BEML Limited - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	9/15/10	478	$5,127

Metals & Mining - 2.1%
Deutsche Bank (MOIL Limited - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	7/05/11	4,342	$23,056
Deutsche Bank (Steel Authority of India - Zero Strike Warrant (1 share for 1 warrant)) (a)(z)	7/25/11	15,030	30,893

			$53,949

9

Portfolio of Investments (unaudited) – continued

Issuer	First Exercise	Shares/Par	Value ($)

Warrants - continued
Other Banks & Diversified Financials - 1.5%
Deutsche Bank (Federal Bank LTD - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	7/22/11	1,269	$10,236
Deutsche Bank (Housing Development Finance Authority - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	9/15/10	2,836	28,220

			$38,456
Tobacco - 0.5%
Deutsche Bank (ITC Limited - Zero Strike Warrant (1 share for 1 warrant)) (a)(z)	7/11/11	3,290	$13,568
Total Warrants (Identified Cost, $198,920)			$196,561

Money Market Funds - 3.5%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)		88,304	$88,304
Total Investments (Identified Cost, $2,357,620)			$2,539,369

Other Assets, Less Liabilities - 0.2%			3,973
Net Assets - 100.0%			$2,543,342

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $225,567, representing 8.9% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Deutsche Bank (ITC Limited - Zero Strike Warrant)	7/11/11	$13,725	$13,568
Deutsche Bank (Steel Authority of India - Zero Strike Warrant)	7/25/11-10/12/11	35,882	30,893
Total Restricted Securities			$44,461
% of Net assets			1.7%

10

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 1/31/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $2,269,316)	$2,451,065
Underlying affiliated funds, at cost and value	88,304
Total investments, at value (identified cost, $2,357,620)	$2,539,369
Receivables for
Investments sold	34,019
Fund shares sold	7,647
Dividends	665
Receivable from investment adviser	22,373
Other assets	108
Total assets	$2,604,181
Liabilities
Payables for investments purchased	$11,078
Payable to affiliates
Shareholder servicing costs	168
Distribution and service fees	43
Payable for independent Trustees’ compensation	165
Accrued expenses and other liabilities	49,385
Total liabilities	$60,839
Net assets	$2,543,342
Net assets consist of
Paid-in capital	$2,543,726
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $985 deferred country tax)	180,818
Accumulated distributions in excess of net realized gain on investments and foreign currency transactions	(182,441)
Undistributed net investment income	1,239
Net assets	$2,543,342
Shares of beneficial interest outstanding	246,115

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,357,467	131,361	$10.33
Class B	260,581	25,349	10.28
Class C	181,224	17,601	10.30
Class I	744,070	71,804	10.36

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.96 [100 / 94.25 x $10.33]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Class I.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 1/31/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$21,061
Interest	1,175
Dividends from underlying affiliated funds	35
Foreign taxes withheld	(541)
Total investment income	$21,730
Expenses
Management fee	$11,289
Distribution and service fees	3,290
Shareholder servicing costs	1,811
Administrative services fee	8,818
Independent Trustees’ compensation	638
Custodian fee	38,857
Shareholder communications	3,990
Audit and tax fees	22,560
Legal fees	618
Registration fees	28,739
Miscellaneous	6,610
Total expenses	$127,220
Reduction of expenses by investment adviser	(108,357)
Net expenses	$18,863
Net investment income	$2,867
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions (net of $9 country tax)	$(175,650)
Foreign currency transactions	(1,240)
Net realized gain (loss) on investments and foreign currency transactions	$(176,890)
Change in unrealized appreciation (depreciation)
Investments (net of $305 decrease in deferred country tax)	$40,486
Translation of assets and liabilities in foreign currencies	76
Net unrealized gain (loss) on investments and foreign currency translation	$40,562
Net realized and unrealized gain (loss) on investments and foreign currency	$(136,328)
Change in net assets from operations	$(133,461)

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 1/31/12 (unaudited)	Period ended 7/31/11 (c)
From operations
Net investment income	$2,867	$10,560
Net realized gain (loss) on investments and foreign currency transactions	(176,890)	32,022
Net unrealized gain (loss) on investments and foreign currency translation	40,562	140,256
Change in net assets from operations	$(133,461)	$182,838
Distributions declared to shareholders
From net investment income	$(13,001)	$—
From net realized gain on investments	(33,001)	(3,759)
Total distributions declared to shareholders	$(46,002)	$(3,759)
Change in net assets from fund share transactions	$671,364	$1,872,362
Total change in net assets	$491,901	$2,051,441
Net assets
At beginning of period	2,051,441	—
At end of period (including undistributed net investment income of $1,239 and $11,373, respectively)	$2,543,342	$2,051,441

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Six months ended 1/31/12		Period ended 7/31/11 (c)
	(unaudited)
Net asset value, beginning of period	$11.47		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	(0.95)		1.40
Total from investment operations	$(0.94)		$1.50
Less distributions declared to shareholders
From net investment income	$(0.06)		$—
From net realized gain on investments	(0.14)		(0.03)
Total distributions declared to shareholders	$(0.20)		$(0.03)
Net asset value, end of period (x)	$10.33		$11.47
Total return (%) (r)(s)(t)(x)	(7.96	)(n)	15.02	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	11.72	(a)	13.12	(a)
Expenses after expense reductions (f)	1.70	(a)	1.70	(a)
Net investment income	0.16	(a)	0.99	(a)
Portfolio turnover	61		76
Net assets at end of period (000 omitted)	$1,357		$787

See Notes to Financial Statements

15

Financial Highlights – continued

Class B	Six months ended 1/31/12		Period ended 7/31/11 (c)
	(unaudited)
Net asset value, beginning of period	$11.40		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(0.95)		1.41
Total from investment operations	$(0.97)		$1.43
Less distributions declared to shareholders
From net investment income	$(0.01)		$—
From net realized gain on investments	(0.14)		(0.03)
Total distributions declared to shareholders	$(0.15)		$(0.03)
Net asset value, end of period (x)	$10.28		$11.40
Total return (%) (r)(s)(t)(x)	(8.33	)(n)	14.32	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	12.62	(a)	14.27	(a)
Expenses after expense reductions (f)	2.45	(a)	2.45	(a)
Net investment income (loss)	(0.40	)(a)	0.18	(a)
Portfolio turnover	61		76
Net assets at end of period (000 omitted)	$261		$258

Class C	Six months ended 1/31/12		Period ended 7/31/11 (c)
	(unaudited)
Net asset value, beginning of period	$11.40		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(0.95)		1.42
Total from investment operations	$(0.96)		$1.43
Less distributions declared to shareholders
From net realized gain on investments	$(0.14)		$(0.03)
Net asset value, end of period (x)	$10.30		$11.40
Total return (%) (r)(s)(t)(x)	(8.27	)(n)	14.32	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	12.63	(a)	14.88	(a)
Expenses after expense reductions (f)	2.45	(a)	2.45	(a)
Net investment income (loss)	(0.19	)(a)	0.05	(a)
Portfolio turnover	61		76
Net assets at end of period (000 omitted)	$181		$197

See Notes to Financial Statements

16

Financial Highlights – continued

Class I	Six months ended 1/31/12		Period ended 7/31/11 (c)
	(unaudited)
Net asset value, beginning of period	$11.50		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	(0.97)		1.45
Total from investment operations	$(0.93)		$1.53
Less distributions declared to shareholders
From net investment income	$(0.07)		$—
From net realized gain on investments	(0.14)		(0.03)
Total distributions declared to shareholders	$(0.21)		$(0.03)
Net asset value, end of period (x)	$10.36		$11.50
Total return (%) (r)(s)(x)	(7.85	)(n)	15.32	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	11.58	(a)	15.22	(a)
Expenses after expense reductions (f)	1.45	(a)	1.45	(a)
Net investment income	0.74	(a)	0.83	(a)
Portfolio turnover	61		76
Net assets at end of period (000 omitted)	$744		$810

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Asia Pacific ex-Japan Fund (the fund) is a series of MFS Series Trust VII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries. The fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.

The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the Asia Pacific market excluding Japan as a whole, as measured by an index determined by MFS to be an appropriate measure of the Asia Pacific market excluding Japan. At January 31, 2012, the fund did not have more than 25% of its assets invested in any one industry.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still

18

Notes to Financial Statements (unaudited) – continued

evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity

19

Notes to Financial Statements (unaudited) – continued

securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Australia	$569,089	$ —	$—	$569,089
China	474,852	—	—	474,852
Hong Kong	380,044	—	—	380,044
South Korea	226,911	—	—	226,911
Taiwan	218,622	—	—	218,622
India	20,275	196,561	—	216,836
United Kingdom	85,742	—	—	85,742
Singapore	73,097	—	—	73,097
Indonesia	72,034	—	—	72,034
Other Countries	77,122	56,716	—	133,838
Mutual Funds	88,304	—	—	88,304
Total Investments	$2,286,092	$253,277	$—	$2,539,369

20

Notes to Financial Statements (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Zero Strike Warrants – The fund invested in low exercise price call warrants (zero strike warrants). Zero strike warrants are issued by banks or broker-dealers and allow the fund to gain exposure to common stocks in markets that place restrictions on investments by foreign investors and may or may not be traded on an exchange. Income received from zero strike warrants is recorded as dividend income in the Statement of Operations. Risks associated with zero strike warrants include the potential inability of the counterparty to fulfill their obligations under the warrant, inability to transfer or liquidate the warrants and potential delays or an inability to redeem before expiration under certain market conditions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the

21

Notes to Financial Statements (unaudited) – continued

Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended January 31, 2012, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns remain subject to examination by the Internal Revenue Service. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment company adjustments, wash sale loss deferrals, and foreign taxes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

7/31/11
Ordinary income (including any short-term capital gains	$3,759

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 1/31/12
Cost of investments	$2,362,514
Gross appreciation	245,195

22

Notes to Financial Statements (unaudited) – continued

As of 1/31/12
Gross depreciation	(68,340)
Net unrealized appreciation (depreciation)	$176,855

As of 7/31/11
Undistributed ordinary income	44,841
Other temporary differences	(2,436)
Net unrealized appreciation (depreciation)	136,674

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 1/31/12	Period ended 7/31/11 (c)	Six months ended 1/31/12	Period ended 7/31/11 (c)
Class A	$7,697	$—	$17,343	$1,007
Class B	274	—	3,397	333
Class C	—	—	2,400	317
Class I	5,030	—	9,861	2,102
Total	$13,001	$—	$33,001	$3,759

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	1.05%
Next $1.5 billion of average daily net assets	0.95%
Average daily net assets in excess of $2.5 billion	0.90%

The management fee incurred for the six months ended January 31, 2012 was equivalent to an annual effective rate of 1.05% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary

23

Notes to Financial Statements (unaudited) – continued

expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of each class’ average daily net assets:

Class A	Class B	Class C	Class I
1.70%	2.45%	2.45%	1.45%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2012. For the six months ended January 31, 2012, this reduction amounted to $108,354 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $871 for the six months ended January 31, 2012, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,273
Class B	0.75%	0.25%	1.00%	1.00%	1,154
Class C	0.75%	0.25%	1.00%	1.00%	863
Total Distribution and Service Fees					$3,290

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2012 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent

24

Notes to Financial Statements (unaudited) – continued

deferred sales charges are paid to MFD and during the six months ended January 31, 2012, were as follows:

Amount
Class A	$18
Class B	—
Class C	—

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended January 31, 2012, the fee was $911, which equated to 0.0848% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended January 31, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $900.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended January 31, 2012 was equivalent to an annual effective rate of 0.8210% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended January 31, 2012, the aggregate fees

25

Notes to Financial Statements (unaudited) – continued

paid by the fund to Tarantino LLC and Griffin Compliance LLC were $11 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $3, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 14, 2010, MFS purchased 10,000 shares each of Class A, Class B, and Class C and 70,000 shares of Class I for an aggregate amount of $1,000,000.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $1,839,904 and $1,270,576, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 1/31/12		Period ended 7/31/11 (c)
	Shares	Amount	Shares	Amount
Shares sold
Class A	65,083	$631,210	78,843	$859,856
Class B	5,119	53,547	24,509	264,252
Class C	1,650	16,639	21,174	224,721
Class I	63,528	662,350	70,288	703,316
	135,380	$1,363,746	194,814	$2,052,145
Shares issued to shareholders in reinvestment of distributions
Class A	2,697	$24,838	93	$1,007
Class B	400	3,671	31	333
Class C	261	2,400	29	317
Class I	1,612	14,891	194	2,102
	4,970	$45,800	347	$3,759
Shares reacquired
Class A	(4,995)	$(49,776)	(10,360)	$(117,384)
Class B	(2,814)	(27,206)	(1,896)	(21,109)
Class C	(1,564)	(16,939)	(3,949)	(44,347)

26

Notes to Financial Statements (unaudited) – continued

	Six months ended 1/31/12		Period ended 7/31/11 (c)
	Shares	Amount	Shares	Amount
Class I	(63,757)	(644,261)	(61)	(702)
	(73,130)	$(738,182)	(16,266)	$(183,542)
Net change
Class A	62,785	$606,272	68,576	$743,479
Class B	2,705	30,012	22,644	243,476
Class C	347	2,100	17,254	180,691
Class I	1,383	32,980	70,421	704,716
	67,220	$671,364	178,895	$1,872,362

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended January 31, 2012, the fund’s commitment fee and interest expense were $8 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	116,427	2,038,810	(2,066,933)	88,304

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$35	$88,304

27

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s approval of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

28

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

29

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® European Equity Fund

SEMIANNUAL REPORT

January 31, 2012

EEQ-SEM

MFS® EUROPEAN EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis. Over the past year, we have seen a devastating earthquake and tsunami that have led to disruptions in the Japanese markets and supply chains. Protests have changed the face of the Middle East and left in their wake lingering tensions and questions about oil supplies. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses as consumers and businesses struggle with what appears to be a slowing global economy. And now, as the US economy begins to regain its footing, we see the economies of the eurozone heading toward recession as the region’s leaders continue to address sovereign debt crises.

When markets become volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our analysts and portfolio managers keep risks firmly in mind when evaluating securities. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

March 19, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	4.8%
Royal Dutch Shell PLC, “A”	4.3%
Roche Holding AG	3.6%
Vodafone Group PLC	3.3%
Linde AG	3.2%
Novartis AG	3.0%
Bayer AG	2.9%
Groupe Danone	2.7%
Akzo Nobel N.V.	2.6%
BP PLC	2.3%

Equity sectors (a)
Financial Services	16.6%
Consumer Staples	12.2%
Health Care	11.3%
Energy	10.6%
Basic Materials	10.5%
Utilities & Communications	8.4%
Industrial Goods & Services	6.6%
Special Products & Services	5.6%
Retailing	4.9%
Leisure	4.0%
Technology	3.8%
Autos & Housing	2.7%
Transportation	0.7%

Issuer country weightings (x)
United Kingdom	28.6%
Switzerland	18.4%
Germany	15.2%
France	13.1%
Netherlands	8.1%
Spain	3.0%
United States	2.4%
Denmark	2.4%
Sweden	2.4%
Other Countries	6.4%

Currency exposure weightings (y)
Euro	43.5%
British Pound Sterling	28.6%
Swiss Franc	18.4%
United States Dollar	2.4%
Danish Krone	2.4%
Swedish Krona	2.4%
Czech Koruna	1.5%
Hong Kong Dollar	0.4%
Canadian Dollar	0.4%

Portfolio Composition – continued

(a)	The sectors depicted are economic aggregates made up of several underlying industry categories. The fund may invest between 25% and 35% of its total assets in any industry that represents 20% or more of the European market, as measured by an index determined by the adviser to be an appropriate measure of the European market. As of January 31, 2012, the fund did not have more than 25% of its total assets invested in any one industry.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 1/31/12.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

August 1, 2011 through January 31, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2011 through January 31, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/11	Ending Account Value 1/31/12	Expenses Paid During Period (p) 8/01/11-1/31/12
A	Actual	1.55%	$1,000.00	$885.66	$7.35
	Hypothetical (h)	1.55%	$1,000.00	$1,017.34	$7.86
B	Actual	2.30%	$1,000.00	$881.80	$10.88
	Hypothetical (h)	2.30%	$1,000.00	$1,013.57	$11.64
C	Actual	2.30%	$1,000.00	$881.74	$10.88
	Hypothetical (h)	2.30%	$1,000.00	$1,013.57	$11.64
I	Actual	1.30%	$1,000.00	$886.98	$6.17
	Hypothetical (h)	1.30%	$1,000.00	$1,018.60	$6.60

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

1/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.9%
Issuer	Shares/Par	Value ($)

Alcoholic Beverages - 1.9%
Heineken N.V.	677	$31,278

Apparel Manufacturers - 2.8%
Compagnie Financiere Richemont S.A.	262	$14,829
LVMH Moet Hennessy Louis Vuitton S.A.	196	31,688

		$46,517
Automotive - 0.8%
GKN PLC	3,848	$12,709

Broadcasting - 2.1%
Publicis Groupe	677	$34,058

Brokerage & Asset Managers - 0.7%
Deutsche Boerse AG (a)	202	$11,890

Business Services - 5.6%
Adecco S.A.	228	$10,807
Amadeus Holdings AG	1,261	21,608
Brenntag AG	153	15,999
Compass Group PLC	1,890	17,542
Experian Group Ltd.	1,007	13,639
MITIE Group PLC	3,477	13,944

		$93,539
Cable TV - 0.3%
Virgin Media, Inc.	208	$4,959

Computer Software - 1.5%
Dassault Systemes S.A.	290	$24,042

Construction - 1.9%
Bellway PLC	1,044	$12,125
BUZZI UNICEM S.p.A (a)	880	9,335
Geberit AG	50	10,326

		$31,786

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Products - 2.6%
Beiersdorf AG	176	$10,567
Reckitt Benckiser Group PLC	615	32,717

		$43,284
Electrical Equipment - 4.8%
Legrand S.A.	504	$17,385
Pfeiffer Vacuum Technology AG	173	17,796
Schneider Electric S.A.	223	13,850
Siemens AG	330	31,140

		$80,171
Electronics - 1.0%
ASM International N.V.	389	$12,861
Infineon Technologies AG	397	3,623

		$16,484
Energy - Independent - 1.8%
Bankers Petroleum Ltd. (a)	1,173	$6,270
Cairn Energy PLC (a)	3,582	15,906
Fuchs Petrolub AG, IPS	176	8,150

		$30,326
Energy - Integrated - 8.2%
BG Group PLC	1,018	$22,859
BP PLC	5,316	39,443
Royal Dutch Shell PLC, “A”	2,077	73,330

		$135,632
Food & Beverages - 7.7%
Groupe Danone	732	$45,179
Nestle S.A.	1,430	81,947

		$127,126
Food & Drug Stores - 0.8%
Jeronimo Martins SGPS S.A. (a)	799	$13,341

Insurance - 5.5%
Hiscox Ltd.	3,382	$20,305
ING Groep N.V. (a)	3,190	29,034
Swiss Re Ltd.	525	28,477
Zurich Financial Services AG	57	13,685

		$91,501

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - 1.8%
Atlas Copco AB, “A”	746	$17,733
Schindler Holding AG	107	12,426

		$30,159
Major Banks - 9.2%
Banco Santander S.A.	2,156	$16,780
Barclays PLC	4,783	16,020
BNP Paribas	807	34,170
Credit Suisse Group AG	275	7,134
Danske Bank A.S. (a)	908	13,260
Erste Group Bank AG	451	9,905
HSBC Holdings PLC	4,607	38,455
Julius Baer Group Ltd.	212	8,614
KBC Group N.V.	464	8,797

		$153,135
Medical & Health Technology & Services - 0.9%
RHÖN-KLINIKUM AG	750	$15,545

Metals & Mining - 1.7%
Rio Tinto PLC	465	$27,881

Network & Telecom - 1.3%
Ericsson, Inc., “B”	2,302	$21,404

Oil Services - 0.6%
AMEC PLC	277	$4,382
Technip	53	4,972

		$9,354
Other Banks & Diversified Financials - 0.6%
Komercni Banka A.S.	55	$10,509

Pharmaceuticals - 10.4%
Bayer AG	694	$48,603
Novartis AG	927	50,152
Roche Holding AG	356	60,255
Sanofi	171	12,631

		$171,641
Real Estate - 0.6%
GSW Immobilien AG (a)	320	$9,916

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Restaurants - 1.6%
Domino’s Pizza UK & IRL PLC	1,835	$13,232
Whitbread PLC	496	12,849

		$26,081
Specialty Chemicals - 8.8%
Akzo Nobel N.V.	859	$44,686
Croda International PLC	516	15,734
Linde AG	336	53,312
Sika AG	3	6,192
Symrise AG	881	25,093

		$145,017
Specialty Stores - 1.3%
Esprit Holdings Ltd.	4,300	$6,343
Industria de Diseno Textil S.A.	126	10,993
Kingfisher PLC	1,081	4,356

		$21,692
Telecommunications - Wireless - 3.4%
Vodafone Group PLC	20,839	$56,087

Telephone Services - 2.8%
Royal KPN N.V.	1,436	$15,741
TDC A.S.	1,933	15,067
Telecom Italia S.p.A.	6,357	6,465
Telecom Italia S.p.A.	11,617	9,718

		$46,991
Trucking - 0.7%
DSV A.S.	555	$11,337

Utilities - Electric Power - 2.2%
CEZ A.S.	348	$14,057
Fortum Oyj	520	11,427
International Power PLC	2,216	11,712

		$37,196
Total Common Stocks (Identified Cost, $1,650,476)		$1,622,588

Portfolio of Investments (unaudited) – continued

Money Market Funds - 4.1%
Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	68,282	$68,282
Total Investments (Identified Cost, $1,718,758)		$1,690,870

Other Assets, Less Liabilities - (2.0)%		(32,683)
Net Assets - 100.0%		$1,658,187

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

IPS	International Preference Stock
PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 1/31/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,650,476)	$1,622,588
Underlying affiliated funds, at cost and value	68,282
Total investments, at value (identified cost, $1,718,758)	$1,690,870
Receivables for
Investments sold	345
Dividends	5,300
Receivable from investment adviser	16,725
Other assets	104
Total assets	$1,713,344
Liabilities
Payables for
Investments purchased	$2,165
Fund shares reacquired	5,050
Payable to affiliates
Shareholder servicing costs	82
Distribution and service fees	22
Payable for independent Trustees’ compensation	166
Accrued expenses and other liabilities	47,672
Total liabilities	$55,157
Net assets	$1,658,187
Net assets consist of
Paid-in capital	$1,796,055
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(27,957)
Accumulated distributions in excess of net realized gain on investments and foreign currency transactions	(109,452)
Accumulated distributions in excess of net investment income	(459)
Net assets	$1,658,187
Shares of beneficial interest outstanding	167,622

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$579,903	58,658	$9.89
Class B	122,984	12,455	9.87
Class C	132,569	13,452	9.85
Class I	822,731	83,057	9.91

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.49 [100 / 94.25 x $9.89]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Class I.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 1/31/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment loss
Income
Dividends	$13,606
Dividends from underlying affiliated funds	14
Foreign taxes withheld	(648)
Total investment income	$12,972
Expenses
Management fee	$7,576
Distribution and service fees	2,186
Shareholder servicing costs	1,531
Administrative services fee	8,818
Independent Trustees’ compensation	638
Custodian fee	24,149
Shareholder communications	3,823
Audit and tax fees	24,621
Legal fees	550
Registration fees	29,598
Miscellaneous	6,379
Total expenses	$109,869
Reduction of expenses by investment adviser	(96,742)
Net expenses	$13,127
Net investment loss	$(155)
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(103,079)
Foreign currency transactions	1
Net realized gain (loss) on investments and foreign currency transactions	$(103,078)
Change in unrealized appreciation (depreciation)
Investments	$(130,811)
Translation of assets and liabilities in foreign currencies	(285)
Net unrealized gain (loss) on investments and foreign currency translation	$(131,096)
Net realized and unrealized gain (loss) on investments and foreign currency	$(234,174)
Change in net assets from operations	$(234,329)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 1/31/12	Period ended 7/31/11 (c)
Change in net assets	(unaudited)
From operations
Net investment income (loss)	$(155)	$23,428
Net realized gain (loss) on investments and foreign currency transactions	(103,078)	12,946
Net unrealized gain (loss) on investments and foreign currency translation	(131,096)	103,139
Change in net assets from operations	$(234,329)	$139,513
Distributions declared to shareholders
From net investment income	$(22,701)	$—
From net realized gain on investments	(20,351)	—
Total distributions declared to shareholders	$(43,052)	$—
Change in net assets from fund share transactions	$(42,103)	$1,838,158
Total change in net assets	$(319,484)	$1,977,671
Net assets
At beginning of period	1,977,671	—
At end of period (including accumulated distributions in excess of net investment income of $459 and undistributed net investment income of $22,397, respectively)	$1,658,187	$1,977,671

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Six months ended 1/31/12		Period ended 7/31/11 (c)
	(unaudited)
Net asset value, beginning of period	$11.48		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	(1.33)		1.23
Total from investment operations	$(1.33)		$1.48
Less distributions declared to shareholders
From net investment income	$(0.14)		$—
From net realized gain on investments	(0.12)		—
Total distributions declared to shareholders	$(0.26)		$—
Net asset value, end of period (x)	$9.89		$11.48
Total return (%) (r)(s)(t)(x)	(11.43	)(n)	14.80	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	13.04	(a)	13.74	(a)
Expenses after expense reductions (f)	1.55	(a)	1.55	(a)
Net investment income	0.01	(a)	2.50	(a)
Portfolio turnover	26		26
Net assets at end of period (000 omitted)	$580		$790

See Notes to Financial Statements

Financial Highlights – continued

Class B	Six months ended 1/31/12		Period ended 7/31/11 (c)
	(unaudited)
Net asset value, beginning of period	$11.40		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	(1.32)		1.25
Total from investment operations	$(1.36)		$1.40
Less distributions declared to shareholders
From net investment income	$(0.05)		$—
From net realized gain on investments	(0.12)		—
Total distributions declared to shareholders	$(0.17)		$—
Net asset value, end of period (x)	$9.87		$11.40
Total return (%) (r)(s)(t)(x)	(11.82	)(n)	14.00	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	13.88	(a)	14.34	(a)
Expenses after expense reductions (f)	2.30	(a)	2.30	(a)
Net investment income (loss)	(0.79	)(a)	1.54	(a)
Portfolio turnover	26		26
Net assets at end of period (000 omitted)	$123		$166

See Notes to Financial Statements

Financial Highlights – continued

Class C	Six months ended 1/31/12		Period ended 7/31/11 (c)
	(unaudited)
Net asset value, beginning of period	$11.40		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	(1.32)		1.29
Total from investment operations	$(1.36)		$1.40
Less distributions declared to shareholders
From net investment income	$(0.07)		$—
From net realized gain on investments	(0.12)		—
Total distributions declared to shareholders	$(0.19)		$—
Net asset value, end of period (x)	$9.85		$11.40
Total return (%) (r)(s)(t)(x)	(11.83	)(n)	14.00	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	13.82	(a)	14.71	(a)
Expenses after expense reductions (f)	2.30	(a)	2.30	(a)
Net investment income (loss)	(0.75	)(a)	1.08	(a)
Portfolio turnover	26		26
Net assets at end of period (000 omitted)	$133		$180

See Notes to Financial Statements

Financial Highlights – continued

Class I	Six months ended 1/31/12		Period ended 7/31/11 (c)
	(unaudited)
Net asset value, beginning of period	$11.50		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	(1.33)		1.32
Total from investment operations	$(1.32)		$1.50
Less distributions declared to shareholders
From net investment income	$(0.15)		$—
From net realized gain on investments	(0.12)		—
Total distributions declared to shareholders	$(0.27)		$—
Net asset value, end of period (x)	$9.91		$11.50
Total return (%) (r)(s)(x)	(11.30	)(n)	15.00	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	12.77	(a)	13.90	(a)
Expenses after expense reductions (f)	1.30	(a)	1.30	(a)
Net investment income	0.23	(a)	1.83	(a)
Portfolio turnover	26		26
Net assets at end of period (000 omitted)	$823		$842

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS European Equity Fund (the fund) is a series of MFS Series Trust VII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.

The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the European market as a whole, as measured by an index determined by MFS to be an appropriate measure of the European market. At January 31, 2012, the fund did not have more than 25% of its assets invested in any one industry.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as

Notes to Financial Statements (unaudited) – continued

provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial

Notes to Financial Statements (unaudited) – continued

condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,622,588	$—	$—	$1,622,588
Mutual Funds	68,282	—	—	68,282
Total Investments	$1,690,870	$—	$—	$1,690,870

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $1,198,999 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the

Notes to Financial Statements (unaudited) – continued

reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended January 31, 2012, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns remain subject to examination by the Internal Revenue Service. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax

Notes to Financial Statements (unaudited) – continued

regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The fund declared no distributions for year ended July 31, 2011.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 1/31/12
Cost of investments	$1,724,973
Gross appreciation	85,268
Gross depreciation	(119,371)
Net unrealized appreciation (depreciation)	$(34,103)

As of 7/31/11
Undistributed ordinary income	42,851
Other temporary differences	(46)
Net unrealized appreciation (depreciation)	96,708

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after

Notes to Financial Statements (unaudited) – continued

purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 1/31/12	Period ended 7/31/11 (c)	Six months ended 1/31/12	Period ended 7/31/11 (c)
Class A	$8,861	$—	$7,557	$—
Class B	657	—	1,519	—
Class C	1,000	—	1,713	—
Class I	12,183	—	9,562	—
Total	$22,701	$—	$20,351	$—

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1.5 billion of average daily net assets	0.80%
Average daily net assets in excess of $2.5 billion	0.75%

The management fee incurred for the six months ended January 31, 2012 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed following rates annually of each class’ average daily net assets.

Class A	Class B	Class C	Class I
1.55%	2.30%	2.30%	1.30%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2012. For the six months ended January 31, 2012, this reduction amounted to $96,740 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $211 for the six months ended January 31, 2012, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$800
Class B	0.75%	0.25%	1.00%	1.00%	673
Class C	0.75%	0.25%	1.00%	1.00%	713
Total Distribution and Service Fees					$2,186

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2012 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended January 31, 2012, were as follows:

Amount
Class A	$—
Class B	12
Class C	26

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended January 31, 2012, the fee was $842 which equated to 0.10% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended January 31, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $689.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.

Notes to Financial Statements (unaudited) – continued

Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended January 31, 2012 was equivalent to an annual effective rate of 1.0475% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended January 31, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $9 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $2, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 14, 2010, MFS purchased 10,000 shares each of Class A, Class B, and Class C and 70,000 shares of Class I for an aggregate amount of $1,000,000.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $434,494 and $460,515, respectively.

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 1/31/12		Period ended 7/31/11 (c)
	Shares	Amount	Shares	Amount
Shares sold
Class A	21,847	$215,739	81,544	$925,860
Class B	5,955	55,930	20,071	214,854
Class C	522	5,090	17,297	184,996
Class I	9,410	95,377	74,032	747,407
	37,734	$372,136	192,944	$2,073,117
Shares issued to shareholders in reinvestment of distributions
Class A	1,771	$16,149	—	$—
Class B	238	2,176	—	—
Class C	298	2,713	—	—
Class I	2,342	21,405	—	—
	4,649	$42,443	—	$—
Shares reacquired
Class A	(33,784)	$(331,484)	(12,720)	$(143,993)
Class B	(8,304)	(75,616)	(5,505)	(63,682)
Class C	(3,178)	(30,713)	(1,487)	(17,561)
Class I	(1,886)	(18,869)	(841)	(9,723)
	(47,152)	$(456,682)	(20,553)	$(234,959)
Net change
Class A	(10,166)	$(99,596)	68,824	$781,867
Class B	(2,111)	(17,510)	14,566	151,172
Class C	(2,358)	(22,910)	15,810	167,435
Class I	9,866	97,913	73,191	737,684
	(4,769)	$(42,103)	172,391	$1,838,158

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In

Notes to Financial Statements (unaudited) – continued

addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended January 31, 2012, the fund’s commitment fee and interest expense were $5 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	53,611	560,920	(546,249)	68,282

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$14	$68,282

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s approval of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Latin American Equity Fund

SEMIANNUAL REPORT

January 31, 2012

LEQ-SEM

MFS® LATIN AMERICAN EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

We are indeed living through some volatile times. Economic uncertainty is everywhere, as it seems no place in the world has been unmoved by crisis. Over the past year, we have seen a devastating earthquake and tsunami that have led to disruptions in the Japanese markets and supply chains. Protests have changed the face of the Middle East and left in their wake lingering tensions and questions about oil supplies. We have seen debt limits tested in Europe and the United States and policymakers grappling to craft often unpopular monetary and fiscal responses as consumers and businesses struggle with what appears to be a slowing global economy. And now, as the US economy begins to regain its footing, we see the economies of the eurozone heading toward recession as the region’s leaders continue to address sovereign debt crises.

When markets become volatile, managing risk becomes a top priority for investors and their advisors. At MFS® risk management is foremost in our minds in all market climates. Our analysts and portfolio managers keep risks firmly in mind when evaluating securities. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so the risk associated with each portfolio can be assessed objectively and independently.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

March 19, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Vale S.A., ADR	6.2%
Petroleo Brasileiro S.A., ADR	4.9%
America Movil S.A.B. de C.V., “L”, ADR	4.1%
BM&F Bovespa S.A.	4.0%
Anhanguera Educacional Participacoes S.A.	3.9%
Credicorp Ltd.	3.1%
Itau Unibanco Multiplo S.A., ADR	3.0%
Banco Santander S.A., IEU	3.0%
Brazil Insurance Participacoes e Administracao S.A.	2.9%
Brasil Brokers Participacoes	2.7%

Equity sectors (a)
Financial Services	23.7%
Basic Materials	14.7%
Special Products & Services	12.8%
Utilities & Communications	10.9%
Energy	8.6%
Consumer Staples	8.2%
Health Care	6.3%
Autos & Housing	3.9%
Retailing	3.7%
Transportation	2.4%
Technology	1.5%
Industrial Goods & Services	1.0%
Leisure	0.6%

Issuer country weightings (x)
Brazil	68.6%
Mexico	16.5%
Argentina	4.5%
Chile	3.5%
Peru	3.1%
United States	1.7%
Panama	1.5%
Colombia	0.6%

Currency exposure weightings (y)
Brazilian Real	65.7%
Mexican Peso	16.5%
United States Dollar	11.0%
Chilean Peso	3.5%
Euro	2.7%
Colombian Peso	0.6%

(a)	The sectors depicted are economic aggregates made up of several underlying industry categories. The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the Latin American market as a whole, as measured by an index determined by MFS to be an appropriate measure of the Latin American market. At January 31, 2012, the fund did not have more than 25% of its assets invested in any one industry.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 1/31/12.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

August 1, 2011 through January 31, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2011 through January 31, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/11	Ending Account Value 1/31/12	Expenses Paid During Period (p) 8/01/11-1/31/12
A	Actual	1.65%	$1,000.00	$931.99	$8.01
	Hypothetical (h)	1.65%	$1,000.00	$1,016.84	$8.36
B	Actual	2.40%	$1,000.00	$927.17	$11.63
	Hypothetical (h)	2.40%	$1,000.00	$1,013.07	$12.14
C	Actual	2.40%	$1,000.00	$929.05	$11.64
	Hypothetical (h)	2.40%	$1,000.00	$1,013.07	$12.14
I	Actual	1.40%	$1,000.00	$932.79	$6.80
	Hypothetical (h)	1.40%	$1,000.00	$1,018.10	$7.10

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

1/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.3%
Issuer	Shares/Par	Value ($)

Aerospace - 1.0%
Embraer S.A., ADR	1,246	$34,165

Airlines - 2.4%
Copa Holdings S.A., “A”	742	$50,557
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	509	33,528

		$84,085
Alcoholic Beverages - 3.6%
Companhia de Bebidas das Americas, ADR	2,549	$92,758
Compania Cervecerías Unidas S.A., ADR	502	31,455

		$124,213
Apparel Manufacturers - 2.9%
Arezzo Industria e Comercio S.A.	2,418	$40,466
Cia.Hering S.A.	2,500	60,096

		$100,562
Broadcasting - 0.6%
Grupo Televisa S.A., ADR	1,103	$21,751

Brokerage & Asset Managers - 7.1%
BM&F Bovespa S.A.	21,900	$137,752
Bolsa Mexicana de Valores S.A. de C.V.	34,900	65,173
CETIP S.A. - Balcao Organizado de Ativos e Derivativos	2,800	43,189

		$246,114
Business Services - 4.6%
Cielo S.A.	1,653	$49,244
LPS Brasil - Consultoria de Imoveis S.A.	2,400	44,176
Multiplus S.A.	1,341	23,578
Qualicorp S.A. (a)	1,700	16,823
Redecard S.A.	1,400	25,240

		$159,061
Computer Software - 1.5%
Totvs S.A.	3,000	$51,580

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Conglomerates - 0.6%
Alfa S.A de C.V., “A”	1,493	$19,605

Construction - 3.9%
Corporacion GEO S.A.B. de C.V., “B” (a)	11,910	$18,906
Corporacion Moctezuma S.A. de C.V.	7,800	17,953
PDG Realty S.A.	10,500	42,548
Urbi Desarrollos Urbanos S.A. de C.V. (a)	38,530	54,895

		$134,302
Consumer Products - 1.2%
Kimberly-Clark de Mexico S.A. de C.V., “A”	5,050	$28,648
Natura Cosmeticos S.A.	590	12,636

		$41,284
Consumer Services - 7.6%
Anhanguera Educacional Participacoes S.A.	10,200	$137,191
Kroton Educacional S.A. (a)	3,183	37,346
Kroton Educacional S.A., IEU (a)	7,600	89,606

		$264,143
Containers - 1.0%
Industria Klabin de Papel e Celulose, IPS	7,800	$36,161

Energy - Independent - 1.0%
Ultrapar Participacoes S.A.	1,800	$36,418

Energy - Integrated - 4.9%
Petroleo Brasileiro S.A., ADR	5,574	$170,286

Food & Beverages - 3.4%
Embotelladoras Arca S.A. de C.V.	7,895	$36,549
M. Dias Branco S.A. Industria e Comercio de Alimentos	3,100	82,113

		$118,662
General Merchandise - 0.8%
Lojas Renner S.A.	800	$27,015

Health Maintenance Organizations - 1.0%
OdontoPrev S.A.	2,000	$33,425

Insurance - 2.9%
Brazil Insurance Participacoes e Administracao S.A.	8,900	$100,859

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical & Health Technology & Services - 3.2%
Diagnosticos da America S.A.	7,700	$74,038
Fleury S.A.	2,800	36,619

		$110,657
Metals & Mining - 13.3%
Companhia Siderurgica Nacional S.A., ADR	6,002	$61,641
Gerdau S.A., ADR	8,291	78,765
Grupo Mexico S.A.B. de C.V., “B”	15,037	47,889
Ternium S.A., ADR	2,658	60,257
Vale S.A., ADR	8,476	214,443

		$462,995
Oil Services - 2.7%
Tenaris S.A., ADR	2,419	$94,970

Other Banks & Diversified Financials - 11.0%
Banco Santander Chile, ADR	204	$16,626
Banco Santander S.A., IEU	11,100	102,919
Bancolombia S.A., ADR	325	20,153
Credicorp Ltd.	946	107,522
CSU Cardsystem S.A.	11,390	28,618
Itau Unibanco Multiplo S.A., ADR	5,282	105,429

		$381,267
Pharmaceuticals - 2.1%
Genomma Lab Internacional S.A., “B” (a)	32,900	$72,165

Real Estate - 2.7%
Brasil Brokers Participacoes	24,400	$95,243

Specialty Chemicals - 0.4%
Mexichem S.A.B de C.V.	4,400	$15,215

Telecommunications - Wireless - 5.7%
America Movil S.A.B. de C.V., “L”, ADR	6,072	$140,931
TIM Participacoes S.A., ADR	1,994	57,527

		$198,458
Telephone Services - 0.4%
Empresa Nacional de Telecomunicaciones S.A.	784	$14,353

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - 4.8%
Aguas Andinas S.A.	43,825	$26,040
Eletropaulo Metropolitana S.A., IPS	1,780	36,890
Enersis S.A., ADR	1,892	34,643
Equatorial Energia S.A.	3,600	25,343
Tractebel Energia S.A.	2,530	43,933

		$166,849
Total Common Stocks (Identified Cost, $3,356,569)		$3,415,863

Money Market Funds - 1.9%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	65,839	$65,839
Total Investments (Identified Cost, $3,422,408)		$3,481,702

Other Assets, Less Liabilities - (0.2)%		(7,350)
Net Assets - 100.0%		$3,474,352

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock

See Notes to Financial Statements

8

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 1/31/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $3,356,569)	$3,415,863
Underlying affiliated funds, at cost and value	65,839
Total investments, at value (identified cost, $3,422,408)	$3,481,702
Foreign currency, at value (identified cost, $1,977)	1,970
Receivables for
Investments sold	24,781
Fund shares sold	32,180
Interest and dividends	7,569
Receivable from investment adviser	24,724
Other assets	146
Total assets	$3,573,072
Liabilities
Payables for
Investments purchased	$60,115
Payable to affiliates
Shareholder servicing costs	26
Distribution and service fees	71
Payable for independent Trustees’ compensation	166
Accrued expenses and other liabilities	38,342
Total liabilities	$98,720
Net assets	$3,474,352
Net assets consist of
Paid-in capital	$3,613,496
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	59,539
Accumulated distributions in excess of net realized gain on investments and foreign currency transactions	(211,249)
Undistributed net investment income	12,566
Net assets	$3,474,352
Shares of beneficial interest outstanding	351,925

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,849,118	186,941	$9.89
Class B	606,605	61,945	9.79
Class C	258,812	26,385	9.81
Class I	759,817	76,654	9.91

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.49 [100 / 94.25 x $9.89]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Class I.

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 1/31/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$42,030
Dividends from underlying affiliated funds	22
Foreign taxes withheld	(2,395)
Total investment income	$39,657
Expenses
Management fee	$15,803
Distribution and service fees	5,813
Shareholder servicing costs	2,471
Administrative services fee	8,818
Independent Trustees’ compensation	640
Custodian fee	38,379
Shareholder communications	3,951
Audit and tax fees	24,584
Legal fees	1,065
Registration fees	30,250
Miscellaneous	6,332
Total expenses	$138,106
Fees paid indirectly	(1)
Reduction of expenses by investment adviser	(111,304)
Net expenses	$26,801
Net investment income	$12,856
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(167,254)
Foreign currency transactions	(10,707)
Net realized gain (loss) on investments and foreign currency transactions	$(177,961)
Change in unrealized appreciation (depreciation)
Investments	$(5,167)
Translation of assets and liabilities in foreign currencies	155
Net unrealized gain (loss) on investments and foreign currency translation	$(5,012)
Net realized and unrealized gain (loss) on investments and foreign currency	$(182,973)
Change in net assets from operations	$(170,117)

See Notes to Financial Statements

10

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 1/31/12	Period ended 7/31/11 (c)
Change in net assets	(unaudited)
From operations
Net investment income	$12,856	$36,169
Net realized gain (loss) on investments and foreign currency transactions	(177,961)	(27,435)
Net unrealized gain (loss) on investments and foreign currency translation	(5,012)	64,551
Change in net assets from operations	$(170,117)	$73,285
Distributions declared to shareholders
From net investment income	$(2,610)	$ —
From net realized gain on investments	(39,702)	—
Total distributions declared to shareholders	$(42,312)	$ —
Change in net assets from fund share transactions	$584,853	$3,028,643
Total change in net assets	$372,424	$3,101,928
Net assets
At beginning of period	3,101,928	—
At end of period (including undistributed net investment income of $12,566 and $2,320, respectively)	$3,474,352	$3,101,928

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.

See Notes to Financial Statements

11

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Six months ended 1/31/12		Period ended 7/31/11 (c)
	(unaudited)
Net asset value, beginning of period	$10.77		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	(0.79)		0.59	(g)
Total from investment operations	$(0.75)		$0.77
Less distributions declared to shareholders
From net investment income	$(0.01)		$—
From net realized gain on investments	(0.12)		—
Total distributions declared to shareholders	$(0.13)		$—
Net asset value, end of period (x)	$9.89		$10.77
Total return (%) (r)(s)(t)(x)	(6.80	)(n)	7.70	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	9.04	(a)	9.38	(a)
Expenses after expense reductions (f)	1.65	(a)	1.65	(a)
Net investment income	0.94	(a)(l)	1.83	(a)
Portfolio turnover	24		30
Net assets at end of period (000 omitted)	$1,849		$1,490

See Notes to Financial Statements

12

Financial Highlights – continued

Class B	Six months ended 1/31/12		Period ended 7/31/11 (c)
	(unaudited)
Net asset value, beginning of period	$10.71		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	(0.81)		0.59	(g)
Total from investment operations	$(0.80)		$0.71
Less distributions declared to shareholders
From net realized gain on investments	$(0.12)		$—
Net asset value, end of period (x)	$9.79		$10.71
Total return (%) (r)(s)(t)(x)	(7.28	)(n)	7.10	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	9.83	(a)	9.76	(a)
Expenses after expense reductions (f)	2.40	(a)	2.40	(a)
Net investment income	0.29	(a)(l)	1.26	(a)
Portfolio turnover	24		30
Net assets at end of period (000 omitted)	$607		$542

Class C	Six months ended 1/31/12		Period ended 7/31/11 (c)
	(unaudited)
Net asset value, beginning of period	$10.71		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	(0.79)		0.59	(g)
Total from investment operations	$(0.78)		$0.71
Less distributions declared to shareholders
From net realized gain on investments	$(0.12)		$—
Net asset value, end of period (x)	$9.81		$10.71
Total return (%) (r)(s)(t)(x)	(7.10	)(n)	7.10	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	9.79	(a)	10.51	(a)
Expenses after expense reductions (f)	2.40	(a)	2.40	(a)
Net investment income	0.26	(a)(l)	1.25	(a)
Portfolio turnover	24		30
Net assets at end of period (000 omitted)	$259		$263

See Notes to Financial Statements

13

Financial Highlights – continued

Class I	Six months ended 1/31/12		Period ended 7/31/11 (c)
	(unaudited)
Net asset value, beginning of period	$10.80		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	(0.81)		0.62	(g)
Total from investment operations	$(0.75)		$0.80
Less distributions declared to shareholders
From net investment income	$(0.02)		$—
From net realized gain on investments	(0.12)		—
Total distributions declared to shareholders	$(0.14)		$—
Net asset value, end of period (x)	$9.91		$10.80
Total return (%) (r)(s)(x)	(6.72	)(n)	8.00	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	8.79	(a)	10.71	(a)
Expenses after expense reductions (f)	1.40	(a)	1.40	(a)
Net investment income	1.31	(a)(l)	1.93	(a)
Portfolio turnover	24		30
Net assets at end of period (000 omitted)	$760		$807

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Latin American Equity Fund (the fund) is a series of MFS Series Trust VII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries. The fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.

The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the Latin American market as a whole, as measured by an index determined by MFS to be an appropriate measure of the Latin American market. At January 31, 2012, the fund did not have more than 25% of its assets invested in any one industry.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still

15

Notes to Financial Statements (unaudited) – continued

evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s

16

Notes to Financial Statements (unaudited) – continued

net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$3,415,863	$—	$—	$3,415,863
Mutual Funds	65,839	—	—	65,839
Total Investments	$3,481,702	$—	$—	$3,481,702

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded

17

Notes to Financial Statements (unaudited) – continued

for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended January 31, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns remain subject to examination by the Internal Revenue Service. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting

18

Notes to Financial Statements (unaudited) – continued

principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The fund declared no distributions for the period ended July 31, 2011.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 1/31/12
Cost of investments	$3,455,307
Gross appreciation	236,897
Gross depreciation	(210,502)
Net unrealized appreciation (depreciation)	$26,395

As of 7/31/11
Undistributed ordinary income	41,848
Other temporary differences	(125)
Net unrealized appreciation (depreciation)	31,562

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after

19

Notes to Financial Statements (unaudited) – continued

purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 1/31/12	Period ended 7/31/11 (c)	Six months ended 1/31/12	Period ended 7/31/11 (c)
Class A	$1,064	$—	$20,008	$—
Class B	—	—	7,490	—
Class C	—	—	3,161	—
Class I	1,546	—	9,043	—
Total	$2,610	$—	$39,702	$—

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	1.05%
Next $1.5 billion of average daily net assets	0.95%
Average daily net assets in excess of $2.5 billion	0.90%

The management fee incurred for the six months ended January 31, 2012 was equivalent to an annual effective rate of 1.05% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of each class’ average daily net assets.

Class A	Class B	Class C	Class I
1.65%	2.40%	2.40%	1.40%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2012. For the six months ended January 31, 2012, this reduction amounted to $111,300 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,491 for the six months ended January 31, 2012, as its portion of the initial sales charge on sales of Class A shares of the fund.

20

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,926
Class B	0.75%	0.25%	1.00%	1.00%	2,688
Class C	0.75%	0.25%	1.00%	1.00%	1,199
Total Distribution and Service Fees					$5,813

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2012 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended January 31, 2012, were as follows:

Amount
Class A	$—
Class B	303
Class C	234

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended January 31, 2012, the fee was $954, which equated to 0.0634% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended January 31, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,517.

21

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended January 31, 2012 was equivalent to an annual effective rate of 0.5864% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended January 31, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $16 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $4, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 14, 2010, MFS purchased 10,000 shares each of Class A, Class B, and Class C and 70,000 shares of Class I for an aggregate amount of $1,000,000. On December 23, 2010, MFS redeemed 9,099 shares of Class I for $100,000.

22

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $1,268,310 and $742,131, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 1/31/12		Period ended 7/31/11 (c)
	Shares	Amount	Shares	Amount
Shares sold
Class A	89,720	$843,501	168,184	$1,807,372
Class B	21,214	195,515	54,890	590,443
Class C	7,324	68,723	28,486	301,603
Class I	1,707	16,000	84,044	853,555
	119,965	$1,123,739	335,604	$3,552,973
Shares issued to shareholders in reinvestment of distributions
Class A	2,380	$20,350	—	$—
Class B	786	6,657	—	—
Class C	373	3,161	—	—
Class I	1,237	10,589	—	—
	4,776	$40,757	—	$—
Shares reacquired
Class A	(43,496)	$(415,600)	(29,847)	$(332,257)
Class B	(10,673)	(100,600)	(4,272)	(46,468)
Class C	(5,883)	(53,979)	(3,915)	(42,605)
Class I	(968)	(9,464)	(9,366)	(103,000)
	(61,020)	$(579,643)	(47,400)	$(524,330)
Net change
Class A	48,604	$448,251	138,337	$1,475,115
Class B	11,327	101,572	50,618	543,975
Class C	1,814	17,905	24,571	258,998
Class I	1,976	17,125	74,678	750,555
	63,721	$584,853	288,204	$3,028,643

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made

23

Notes to Financial Statements (unaudited) – continued

for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended January 31, 2012, the fund’s commitment fee and interest expense were $10 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	57,086	1,000,263	(991,510)	65,839

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$22	$65,839

24

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s approval of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

25

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

26

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VII

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: March 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: March 19, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 19, 2012

*	Print name and title of each signing officer under his or her signature.